ING LIFE INSURANCE AND ANNUITY COMPANY
and its Variable Annuity Account C

AFT Choice Plus

Supplement dated October 27, 2006 to the Contract Prospectus,
Contract Prospectus Summary and Statement of Additional Information,
each dated April 28, 2006, as supplemented

This supplement updates certain information contained in your Contract Prospectus, Contract
Prospectus Summary and Statement of Additional Information (SAI). Please read it carefully and keep it with your current Contract Prospectus, Contract Prospectus Summary and SAI for future reference.

Effective October 23, 2006, DWS Equity 500 Index Fund (Investment Class) was renamed DWS
Equity 500 Index Fund (Class S). Therefore, all references to DWS Equity 500 Index Fund
(Investment Class) in the Contract Prospectus, Contract Prospectus Summary and SAI are deleted and replaced with DWS Equity 500 Index Fund (Class S).

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING
Financial Advisers, LLC (Member SIPC), 151 Farmington Avenue, Hartford, CT 06156, or through other
Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

X.105479-06	October 2006
C06-1025-008R